Share Capital and Reserves	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share Capital and Reserves

NOTE 12 - Share Capital and Reserves

Authorized Share Capital

Unlimited number of common shares without par value.

Issued Share Capital

In February 2018, the Company completed an underwritten public offering and a concurrent private placement financing and issued 18,626,440 common shares of the Company at a price of $2.05 per share for gross proceeds totalling $38,184,202, and incurred cash commissions and expenses of $2,623,077.

In September 2018, the Company completed a private placement financing and issued 5,230,901 common shares of the Company at a price of $2.05 per share for gross proceeds totalling $10,723,347, and incurred cash commissions and expenses of $466,386.

In January 2019, the Company issued 113,208 common shares of the Company at a fair value of $1.66 per share in connection to the vesting of restricted share units.

In July 2019, the Company completed an underwritten public offering financing and issued 17,250,000 common shares of the Company at a price of $1.22 per share for gross proceeds totalling $21,045,000, and incurred cash commissions and expenses of $1,751,571.

Share Purchase Warrants

There were no share purchase warrants outstanding as at December 31, 2019 and December 31, 2018.

Stock Options

The Company has a Stock Option Plan whereby the maximum number of common shares reserved for issue under the plan shall not exceed 10% of the outstanding common shares of the Company, as at the date of the grant. The exercise price of each option granted under the plan may not be less than the Discounted Market Price (as that term is defined in the policies of the TSX). Options may be granted for a maximum term of five years from the date of the grant, are non-transferable and generally expire within 90 days of termination of employment, consulting arrangement or holding office as a director or officer of the Company, are subject to provisions as determined by the Board of Directors (the “Board”) and, in the case of death, expire within one year thereafter. Upon death, the options may be exercised by legal representation or designated beneficiaries of the holder of the option.

During the year ended December 31, 2018, the Company issued 2,415,666 common shares in relation to the exercise of 2,415,666 stock options for total proceeds of $2,113,632 and the fair value of $1,641,078 attributable to these stock options was transferred from reserves to share capital. Additionally, 292,934 stock options expired unexercised and 25,000 stock options were cancelled and the fair value of $224,306 attributable to these stock options was transferred from reserves to deficit. In addition, during the year ended December 31, 2018, the Company granted a total of 2,799,256 stock options as follows:

  100,000 stock options with an exercise price of $1.96 per share vest one-third immediately, one-third on January 15, 2019, and one-third on January 15, 2020, with a fair value of $102,519.

  2,439,256 stock options with an exercise price of $2.11 per share vest one-third immediately, one-third on January 26, 2019, and one-third on January 26, 2020, with a fair value of $2,599,050.

  100,000 stock options with an exercise price of $2.11 per share vest one-third immediately, one-third on April 27, 2019, and one-third on April 27, 2020, with a fair value of $105,740.

  160,000 stock options with an exercise price of $1.96 per share vest one-third immediately, one-third on June 26, 2019, and one-third on June 26, 2020, with a fair value of $156,288.

During the year ended December 31, 2018, the Company expensed a total of $3,227,899 as share-based compensation for values of stock options vested.

During the year ended December 31, 2019, the Company issued 355,000 common shares in relation to the exercise of 355,000 stock options for total proceeds of $269,350 and the fair value of $216,991 attributable to these stock options was transferred from reserves to share capital. Additionally, 545,000 stock options expired unexercised and the fair value of $579,937 attributable to these stock options was transferred from reserves to deficit. In addition, during the year ended December 31, 2019, the Company granted a total of 1,921,424 stock options as follows:

  1,821,424 stock options with an exercise price of $1.74 per share vest one-third immediately, one-third on January 31, 2020, and one-third on January 31, 2021, with a fair value of $1,534,992.

  50,000 stock options with an exercise price of $1.49 per share vest one-third immediately, one-third on March 15, 2020, and one-third on March 15, 2021, with a fair value of $32,988.

  50,000 stock options with an exercise price of $1.20 per share vest one-third immediately, one-third on August 16, 2020, and one-third on August 16, 2021, with a fair value of $28,802.

During the year ended December 31, 2019, the Company expensed a total of $1,918,737 as share-based compensation for values of stock options vested.

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2019	2018
Risk-free interest rate	1.80%	1.99%
Expected option life in years	4 years	4 years
Expected stock price volatility	62%	65%
Expected dividend rate	0%	0%

A summary of stock option activities is as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2017	9,251,640	1.43
Exercised	(2,415,666)	0.87
Granted	2,799,256	2.10
Expired	(292,934)	2.12
Cancelled	(25,000)	2.11
Outstanding at December 31, 2018	9,317,296	1.75
Exercised	(355,000)	0.76
Granted	1,921,424	1.72
Expired	(545,000)	2.12
Outstanding at December 31, 2019	10,338,720	1.76

A summary of the stock options outstanding and exercisable at December 31, 2019 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
0.77*	450,000	450,000	January 9, 2020
0.73**	2,125,000	2,125,000	November 27, 2020
3.16	457,500	457,500	September 29, 2021
2.24	325,000	325,000	June 1, 2022
2.12	2,030,540	2,030,540	August 1, 2022
2.25	600,000	600,000	September 12, 2022
1.96	100,000	66,667	January 15, 2023
2.11	2,239,256	1,492,837	March 5, 2023
2.11	100,000	66,667	April 27, 2023
1.96	110,000	73,333	September 14, 2023
1.74	1,701,424	567,141	January 31, 2024
1.49	50,000	16,667	March 15, 2024
1.20	50,000	16,667	August 16, 2024
	10,338,720	8,288,019
* 450,000 stock options exercised subsequent to the year end.
** 200,000 stock options exercised subsequent to the year end.

The stock option reserve records items recognized as share-based compensation expense until such time that the stock options are exercised, at which time the corresponding amount will be transferred to share capital. If vested options expire unexercised or are forfeited, the amount recorded is transferred to deficit.

Restricted Share Unit Award Plan

In 2017, the Company adopted a Restricted Share Unit Award Plan (“RSU Plan”) whereby the maximum number of common shares reserved for issue under the RSU Plan shall not exceed 5,000,000 common shares of the Company. In addition, the aggregate number of common shares issuable pursuant to the RSU Plan combined with all of the Company’s other security-based compensation arrangements, including the Company’s Stock Option Plan, shall not exceed 10% of the Company’s outstanding shares.

In January 2019, the Company granted 664,730 (2018 – 567,110) RSUs to certain officers and directors with a fair value of $1,156,630 (2018 - $1,196,602). Certain RSUs issued to officers of the Company vest either one-third every year or approximately three years from the grant date. The directors of the Company, who have been granted RSUs, have the entitlement to have one-third of the grant vest every year. However, the RSUs will vest only when the director’s position on the Board has been terminated.

During the year ended December 31, 2019, the Company cancelled 155,284 (2018 – Nil) RSUs and the fair value of $68,072 (2018 - $Nil) attributable to these RSUs was transferred from reserves to deficit. In addition, the Company expensed a total of $918,339 (2018 – $654,127) as share-based compensation for values of RSUs vested.

A summary of restricted share unit activities is as follows:

Number of
RSUs

Outstanding at December 31, 2017	-
Granted	567,110
Outstanding at December 31, 2018	567,110
Vested	(113,208)
Granted	664,730
Cancelled	(155,284)
Outstanding at December 31, 2019	963,348